Revenue and segment reporting - Additional information (Details) - segment	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue and segment reporting
Number of operating segments	4	7	1
Percentage of Quantity thresholds	10.00%